Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 05, 2022
Entity Registrant Name	dei_EntityRegistrantName	THE RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2022
Prospectus Date	rr_ProspectusDate	Aug. 06, 2022
US Treasury 10 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 3 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 12 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 2 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 20 Year Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 3 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 30 Year Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 5 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 6 Month Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference

US Treasury 7 Year Note ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

Supplement dated September 28, 2022

to the Prospectus dated August 6, 2022

Please note the following changes to the Prospectus for each Fund:

1.	The following sentence is added to the first paragraph of each Fund’s Prospectus section entitled “Summary Section – Principal Investment Strategies”:

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

2.	The following is added to each Fund’s Prospectus section entitled “Summary Section – Principal Investment Risks”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements are a form of secured borrowing and subject the Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. Reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

3.	The following is added to the Prospectus section entitled “Additional Information about the Funds – Additional Principal Risk Information”:

•	Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the sale of securities held by a Fund subject to an agreement to repurchase them at a mutually agreed upon date and price (including interest). A Fund may enter these transactions when the Adviser expects the return to be earned from the investment of the transaction proceeds to be greater than the interest expense of the transaction. Reverse repurchase agreements may also be entered into as a temporary measure for emergency purposes or to meet redemption requests.

Reverse repurchase agreements are a form of secured borrowing and subject a Fund to the risks associated with leverage, including exposure to potential gains and losses in excess of the amount invested, resulting in an increase in the speculative character of the Fund’s outstanding shares. If the securities held by a Fund decline in value while these transactions are outstanding, the NAV of a Fund’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the other party may fail to return the securities in a timely manner or at all.

When a Fund enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent or otherwise default on its obligations to the Fund. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a Fund’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law. Such an insolvency may result in a loss equal to the amount by which the value of the securities or other assets sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities or other assets increases during such a delay, that loss may also be increased. A Fund could lose money if it is unable to recover the securities or if the value of investments made by the Fund using the proceeds of the transaction is less than the value of securities. When a Fund enters into a reverse repurchase agreement, it must identify on its books cash or liquid assets that have a value equal to or greater than the repurchase price.

Investors should retain this supplement for future reference